Angel Oak Mortgage Trust 2023-6 ABS-15G

Exhibit 99.30

Loan Level Exceptions
Run Date - 8/15/2023
Recovco Loan ID	Loan #1	Loan #2	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
xxx	2023060082	xxx	xxx	Client Reportable	1	1	1	1	1	1	1	1